Other Non-Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities
14.	Other Non-Current Liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Non-controlling interests (i)	—	1,660,000
Government grants (ii)	217,682	209,636
Warranty (iii)	79,757	103,118

Total	297,439	1,972,754

(i)	The non-controlling interests consisted of the following three equity financing arrangements.

1)	Financing in an amount of RMB160 million from Guangzhou GET Investment Holdings Co., Ltd. (“Guangzhou GET Investment”)
In December 2020, Chengxing and Guangzhou Xiaopeng Automotive Investment Co., Ltd. (“Guangzhou Xiaopeng Investment”), subsidiaries of the Group, entered into a partnership agreement with Guangzhou GET Investment to set up a limited liability partnership entity (the “Kunpeng Chuangye LLP”) whose operating period is designed for 9 years since the date of the registration of its business license. Chengxing, Guangzhou Xiaopeng Investment and Guangzhou GET Investment subscribed for RMB200,000, RMB10 and RMB160,000 paid in capital in Kunpeng Chuangye LLP with 55.5540%, 0.0028% and 44.4432%, of the equity interest, respectively. The consideration of RMB160 million was paid by Guangzhou GET Investment to Kunpeng Chuangye LLP in January 2021. Pursuant to the investment agreement, Guangzhou GET Investment does not have substantive participating rights to Kunpeng Chuangye LLP nor are able to transfer their interest in Kunpeng Chuangye LLP to other third party. During the
9-year
operating period of Kunpeng Chuangye LLP, Guangzhou GET Investment is only entitled to the interest calculated at an interest rate of 4% per annum based on its investment amount RMB160,000 from Kunpeng Chuangye LLP. Upon liquidation, if any, at any time within 9 years or at due date of
9-year
operating period, Guangzhou GET Investment will be entitled to and only entitled to its investment amount amounting to RMB160,000. If Kunpeng Chuangye LLP failed to paid the investment amount RMB160,000 or the interested calculated at an interest rate of 4% per annum to Guangzhou GET Investment, Chengxing, also guaranteed by Xiaopeng Technology, will be liable for the unpaid amount. As such, the Group consolidates Kunpeng Chuangye LLP via its subsidiaries Chengxing and Guangzhou Xiaopeng Investment. The investment held by Guangzhou GET Investment is accounted for as a liability with interest expenses amortized through the period given as the risks and rewards of owning 44.4432% of equity interest in Kunpeng Chuangye LLP have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to the Group via Kunpeng Chuangye LLP.

2)	Financing in an amount of RMB500 million from Guangdong Yuecai Industry Investment Fund Partnership (Limited Partnership) (“Guangdong Utrust”)
Pursuant to the share purchase agreement, dated March 12, 2021, signed among Chengxing, Chengxing’s shareholders (i.e. Guangdong Xiaopeng Motors Technology Co., Ltd. and Guangdong Xiaopeng Automobile Industry Holdings Co., Ltd., both of which are wholly owned subsidiaries of the Company) and Guangdong Utrust, Guangdong Utrust subscribed for common stock newly issued by Chengxing at a consideration of
RMB500 million. Immediately after the share subscription, Guangdong Utrust will hold 0.3067% of equity interest in Chengxing. The consideration of RMB500 million was paid by Guangdong Utrust on March 16, 2021 (“Initial Capital Injection Date of Guangdong Utrust”). Pursuant to the terms of the agreement, conditional upon any entity affiliated with Chengxing being granted a listing approval by any stock exchange (“Relevant Listing Approval”) within 3 years after the Initial Capital Injection Date of Guangdong Utrust, Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash such that it could choose to use any part of the relevant funds, subject to the consent of Guangdong Xiaopeng Motors Technology Co., Ltd., to participate in the international placing tranche of such public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangdong Utrust. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangdong Utrust, i.e. RMB500 million and an interest at a rate of
6% or 3%
per annum which may apply to the entire RMB500 million or a portion thereof pursuant to the terms of the share purchase agreement. Upon the third anniversary of the Initial Capital Injection Date of Guangdong Utrust, if Guangdong Utrust, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such IPO arrangement or no relevant entity has obtained the Relevant Listing Approval, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangdong Utrust to sell or Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the common stock in Chengxing held by Guangdong Utrust at a price of
RMB500 million plus interest calculated at an interest rate of 3%
per annum. In addition, pursuant to the terms of the arrangement, Guangdong Utrust does not have substantive participating rights to Chengxing. The investment by Guangdong Utrust is accounted for as a liability with interest expenses amortized through the period as the risks and rewards of owning the
0.3067%
of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangdong Utrust is providing financing to Chengxing.
On June 11, 2021, Guangdong Utrust notified Chengxing that it irrevocably undertakes not to exercise the rights under the share purchase agreement to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it in connection with the proposed listing of the Company on the Stock Exchange.

3)	Financing in an amount of RMB1,000 million from Guangzhou GET Investment
Pursuant to the share purchase agreement, dated March 3
0
, 2021, signed among Chengxing, Chengxing’s shareholders and Guangzhou GET
Investment
, Guangzhou GET Investment subscribed for common stock newly issued by Chengxing at a consideration of RMB1,000 million. Immediately after the share subscription, Guangzhou GET Investment will hold 1.0640% of equity interest in Chengxing. The consideration of RMB1,000 million was paid by Guangzhou GET Investment on March 31, 2021 (“Initial Capital Injection Date of Guangzhou GET Investment”). Pursuant to the terms of the agreement, conditional upon the disclosure of any plan of any potential onshore listing by any entity affiliated with Chengxing on any stock exchange in the PRC within 5 years after the Initial Capital Injection Date of Guangzhou GET Investment, Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash such that it could use the relevant funds to participate in such potential onshore public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangzhou GET Investment. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangzhou GET Investment, i.e. RMB1,000 million and an interest at a rate of 4% or 6% per annum pursuant to the terms of the share purchase agreement. Upon the fifth anniversary of the Initial Capital Injection Date of Guangzhou GET Investment, if Guangzhou GET Investment, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such potential onshore listing in the PRC or such relevant entity cannot successfully become listed in the PRC, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangzhou GET Investment to sell or Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the common stock in Chengxing held by Guangzhou GET Investment at a price of
RMB1,000 million plus interest calculated at the rate of 4%
per annum. In addition, pursuant to the terms of the arrangement, Guangzhou GET Investment does not have substantive participating rights to Chengxing. The investment by Guangzhou GET Investment is accounted for as a liability with interest expenses amortized through the period as the risks and rewards of owning the
1.0640%
of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to Chengxing.

(ii)	The government grants primarily represented the government subsidies for interest expenses to be incurred associated with the borrowings.

(iii)	Movement of accrued warranty is as following:

	For the Three Months Ended March 31,
	2020	2021
Accrued warranty—beginning of the period	34,597	111,351
Warranty costs incurred	(261)	(3,908)
Provision for warranty	2,651	40,727

Accrued warranty—end of the period	36,987	148,170
Less: Current portion of warranty	(6,611)	(45,052)

Non-current portion of warranty	30,376	103,118

14. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2019	2020
Government grants	46,798	217,682
Warranty	26,217	79,757

Total	73,015	297,439

The government grants primarily represented the government subsidies for interest expenses to be incurred associated with the borrowings.
Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty - beginning of year	—	73	34,597
Warranty costs incurred	—	(575)	(925)
Provision for warranty	73	35,099	77,679

Accrued warranty - end of year	73	34,597	111,351
Less: Current portion of warranty	(11)	(8,380)	(31,594)

Non-current portion of warranty	62	26,217	79,757